Principal Accountant Fees	12 Months Ended
Dec. 31, 2024
Principal Accountant Fees
Principal Accountant Fees

(G.7) Principal Accountant Fees

At the Annual General Meeting of Shareholders held on May 15, 2024, our shareholders elected BDO AG Wirtschaftsprüfungsgesellschaft (BDO) as SAP’s independent auditor for 2024. BDO has been the Company’s principal auditor since the fiscal year 2023.

For fiscal years 2002 to 2022, KPMG AG Wirtschaftsprüfungsgesellschaft was the Company’s principal auditor.

BDO and other firms in the global BDO network charged the following fees to SAP for audit and other professional services related to 2024 and 2023 (KPMG for 2022):

€ millions	2024			2023			2022
	BDO AG	Foreign BDO		BDO AG	Foreign BDO		KPMG AG	Foreign
	(Germany)	Firms	Total	(Germany)	Firms	Total	(Germany)	KPMG Firms	Total
Audit fees	8	6	14	8	5	13	4	10	14
Audit-related fees	1	6	7	0	1	1	3	7	10
Tax fees	0	0	0	0	0	0	0	0	0
All other fees	0	0	0	0	0	0	0	0	0
Total	9	11	20	8	6	14	7	17	24

Audit fees are the aggregate fees charged by BDO for auditing our consolidated financial statements and the statutory financial statements of SAP SE and its subsidiaries. Audit-related fees are fees charged by BDO for assurance and related services that are reasonably related to the performance of the audit and for service organization attestation procedures.